Issued Capital (Tables)	12 Months Ended
Jun. 30, 2020
Issued capital [abstract]
Schedule of issued capital by classes
		Years Ended June 30,
	Notes	2020	2019	2018

1,037,358,032 (2019: 860,837,432) fully paid ordinary shares	10(b)	160,703,754	156,632,636	143,910,328
Nil (2019: Nil) options for fully paid ordinary shares	10(c)	-	-	-

		160,703,754	156,632,636	143,910,328

Schedule of movements in issued shares
	June 30,
	2020		2019		2018
	No. of shares	A$	No. of shares	A$	No. of shares	A$
Beginning of the year	860,837,432	156,632,636	533,891,470	143,910,328	533,891,470	144,018,006

Movement during the year	176,520,600	4,071,118	326,945,962	12,722,308	-	(107,678)

End of the year	1,037,358,032	160,703,754	860,837,432	156,632,636	533,891,470	143,910,328

Schedule of share issuances
Date	Details	Notes	Number	Issue Price	A$
Year end June 30, 2017			-	-	(159,564)
June 30, 2018	Security issuance costs		-	-	(107,678)
Year end June 30, 2018			-	-	(107,678)
13 July 2018	Issue of shares under ATM Facility		3,083,580	0.05	166,086
4 January 2019	Issue of shares under ATM Facility		15,789,360	0.05	749,614
4 February 2019	Issue of shares under ATM Facility		1,912,440	0.04	78,508
21 March 2019	Issue of shares under ATM Facility		7,930,740	0.05	430,346
21 March 2019	Issue of shares under ATM Facility		3,723,120	0.05	169,064
21 March 2019	Issue of shares under ATM Facility		156,000	0.05	7,341
21 March 2019	Issue of shares under ATM Facility		1,014,240	0.04	43,544
8 April 2019	Issue of shares under strategic investment by Life Biosciences LLC		269,905,533	0.04	10,526,318
8 April 2019	Issue of shares to sophisticated and professional investors		23,430,949	0.04	913,807
June 30, 2019	Security issuance costs				(362,320)
Year end June 30, 2019			326,945,962		12,722,308
31 July 2019	Issue of shares under ATM Facility		7,962,060	0.035	277,812
21 November 2019	Issue of shares under ATM Facility		3,814,380	0.025	94,694
15 January 2020	Issue of shares under ATM Facility		758,040	0.019	14,230
16 January 2020	Issue of shares under ATM Facility		12,244,020	0.020	249,402
17 January 2020	Issue of shares under ATM Facility		6,754,020	0.018	123,717
27 March 2020	Issue of shares under ATM Facility		7,042,920	0.017	120,239
25 May 2020	Issue of shares under ATM Facility		137,945,160	0.025	3,483,792
June 30, 2020	Security issuance costs				(292,768)
Year end June 30, 2020			176,520,600		4,071,118